Revenue and other operating income - Schedule of revenue sources (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	$ 371,499	$ 606,126
Lease income	120,878	81,990
Total revenue	492,377	688,116
Other operating income	38,245	14,768
Operating segments | Marine
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	371,499	606,126
Lease income	120,878	81,990
Total revenue	492,377	688,116
Other operating income	37,921	14,768
Operating segments | Euronav
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	332,905
Lease income	92,284
Total revenue	425,189
Other operating income	35,774
Operating segments | Bocimar
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	29,705
Lease income	176
Total revenue	29,881
Other operating income	1,130
Operating segments | Delphis
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0
Lease income	9,011
Total revenue	9,011
Other operating income	263
Operating segments | Bochem
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	8,889
Lease income	1,794
Total revenue	10,683
Other operating income	0
Operating segments | Windcat
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0
Lease income	17,060
Total revenue	17,060
Other operating income	0
Operating segments | Other
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0
Lease income	553
Total revenue	553
Other operating income	754
Operating segments | H2 INFRA
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0
Lease income	0
Total revenue	0
Other operating income	362
Operating segments | H2 INDUSTRY
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0
Lease income	0
Total revenue	0
Other operating income	841
Less: Eliminations
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	0
Lease income	0	0
Total revenue	0	0
Other operating income	(879)	0
Pool Revenue
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	122,014	362,745
Pool Revenue | Operating segments | Marine
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	122,014	362,745
Pool Revenue | Operating segments | Euronav
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	113,125
Pool Revenue | Operating segments | Bocimar
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0
Pool Revenue | Operating segments | Delphis
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0
Pool Revenue | Operating segments | Bochem
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	8,889
Pool Revenue | Operating segments | Windcat
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0
Pool Revenue | Operating segments | Other
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0
Pool Revenue | Operating segments | H2 INFRA
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0
Pool Revenue | Operating segments | H2 INDUSTRY
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0
Pool Revenue | Less: Eliminations
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	0
Spot Voyages
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	249,485	243,381
Spot Voyages | Operating segments | Marine
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	249,485	243,381
Spot Voyages | Operating segments | Euronav
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	219,780
Spot Voyages | Operating segments | Bocimar
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	29,705
Spot Voyages | Operating segments | Delphis
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0
Spot Voyages | Operating segments | Bochem
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0
Spot Voyages | Operating segments | Windcat
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0
Spot Voyages | Operating segments | Other
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0
Spot Voyages | Operating segments | H2 INFRA
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0
Spot Voyages | Operating segments | H2 INDUSTRY
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0
Spot Voyages | Less: Eliminations
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers	0	0
Time Charters
Disclosure Of Revenue Sources [Line Items]
Lease income	120,878	81,990
Time Charters | Operating segments | Marine
Disclosure Of Revenue Sources [Line Items]
Lease income	120,878	81,990
Time Charters | Operating segments | Euronav
Disclosure Of Revenue Sources [Line Items]
Lease income	92,284
Time Charters | Operating segments | Bocimar
Disclosure Of Revenue Sources [Line Items]
Lease income	176
Time Charters | Operating segments | Delphis
Disclosure Of Revenue Sources [Line Items]
Lease income	9,011
Time Charters | Operating segments | Bochem
Disclosure Of Revenue Sources [Line Items]
Lease income	1,794
Time Charters | Operating segments | Windcat
Disclosure Of Revenue Sources [Line Items]
Lease income	17,060
Time Charters | Operating segments | Other
Disclosure Of Revenue Sources [Line Items]
Lease income	553
Time Charters | Operating segments | H2 INFRA
Disclosure Of Revenue Sources [Line Items]
Lease income	0
Time Charters | Operating segments | H2 INDUSTRY
Disclosure Of Revenue Sources [Line Items]
Lease income	0
Time Charters | Less: Eliminations
Disclosure Of Revenue Sources [Line Items]
Lease income	$ 0	$ 0